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Class A & P Prospectus | UBS U.S. Small Cap Growth Fund
UBS U.S. Small Cap Growth Fund
Investment objective
The Fund seeks to provide long-term capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 123 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 103 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in a class other than Class P that has different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A & P Prospectus - UBS U.S. Small Cap Growth Fund	CLASS A		CLASS P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1]	none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & P Prospectus - UBS U.S. Small Cap Growth Fund		CLASS A	CLASS P
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses		0.33%	0.31%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses	[1]	1.44%	1.17%
Less management fee waiver/expense reimbursements	[2]	0.19%	0.17%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[1],[2]	1.25%	1.00%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc. the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2022, do not exceed 1.24% for Class A shares and 0.99% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Class A & P Prospectus - UBS U.S. Small Cap Growth Fund - USD ($)	1 year	3 years	5 years	10 years
CLASS A	670	963	1,277	2,164
CLASS P	102	355	627	1,405

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase. However, the Fund may invest a portion of its assets in securities outside of this range. Investments in equity securities may include, but are not limited to, common stock and preferred stock; equity securities of real estate investment trusts ("REITs"); and exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process. ESG integration is driven by taking into account material ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability/ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The Fund's portfolio managers may still invest in securities with a higher ESG risk profile where the portfolio managers believe the potential compensation outweighs the risks identified.

Main risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Investing in ETFs risk: The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. An index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other class will vary from the Class P shares' after-tax returns shown.

Total return (Class P)

Total return January 1 - September 30, 2021: 6.52% Best quarter during calendar years shown—4Q 2020: 41.13% Worst quarter during calendar years shown—4Q 2018: (24.27)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2020)
Average Annual Returns - Class A & P Prospectus - UBS U.S. Small Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	51.36%	18.83%	15.44%	Dec. 31, 1998
CLASS P	60.52%	20.49%	16.40%	Sep. 30, 1997
After Taxes on Distributions | CLASS P	55.94%	17.21%	13.87%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	37.63%	15.44%	12.75%
Russell 2000 Growth Index	34.63%	16.36%	13.48%